Significant Accounting Policies (Schedule Of Allowance For Doubtful Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Allowance for doubtful accounts at beginning of year	$ 233	$ 2,832	$ 2,777
Additions charged to allowance for doubtful accounts	319	90	210
Write-downs charged against the allowance	(127)	(2,688)	(181)
Translation differences	6	(1)	26
Allowance for doubtful accounts at end of year	$ 431	$ 233	$ 2,832